PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current provisions	R$ 877.6	R$ 670.9
Current provisions	571.4	440.9
Total provisions	1,449.0	1,111.8	R$ 978.0
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Non-current provisions	400.8	167.2
Current provisions	124.3	158.7
Total provisions	525.1	325.9	282.3
Provisions For Labor [Member]
IfrsStatementLineItems [Line Items]
Non-current provisions	117.5	139.4
Current provisions	99.3	55.7
Total provisions	216.8	195.1	149.9
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Non-current provisions	215.6	183.7
Current provisions	81.4	188.3
Total provisions	297.0	372.0	340.2
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Non-current provisions	143.7	180.6
Current provisions	261.3	33.6
Total provisions	405.0	214.2	202.3
Total Provision For Disputes And Litigation [Member]
IfrsStatementLineItems [Line Items]
Non-current provisions	877.6	670.9
Current provisions	566.3	436.3
Total provisions	1,443.9	1,107.2
Restructuring provision [member]
IfrsStatementLineItems [Line Items]
Non-current provisions
Current provisions	5.1	4.6
Total provisions	R$ 5.1	R$ 4.6	R$ 3.3